Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001822966
Registrant Name	NUSCALE POWER Corp
Registration File Number	333-289467
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES